Financial risk management	12 Months Ended
Dec. 31, 2018
Financial risk management
Financial risk management

27.   Financial risk management

Ferroglobe operates in an international and cyclical industry which exposes it to a variety of financial risks such as currency risk, liquidity risk, interest rate risk, credit risk and risks relating to the price of finished goods, raw materials and power.

The Company’s management model aims to minimize the potential adverse impact of such risks upon the Company’s financial performance. Risk is managed by the Company’s executive management, supported by the Risk Management, Treasury and Finance functions. The risk management process includes identifying and evaluating financial risks in conjunction with the Company’s operations and quantifying them by project, region and subsidiary. Management provides written policies for global risk management, as well as for specific areas such as foreign currency risk, credit risk, interest rate risk, liquidity risk, the use of hedging instruments and derivatives, and investment of surplus liquidity.

The financial risks to which the Company is exposed in carrying out its business activities are as follows:

a) Market risk

Market risk is the risk that the Company’s future cash flows or the fair value of its financial instruments will fluctuate because of changes in market prices. The primary market risks to which the Company is exposed comprise foreign currency risk, interest rate risk and risks related to prices of finished goods, raw materials and power.

Foreign currency risk

Ferroglobe generates sales revenue and incurs operating costs in various currencies. The prices of finished goods are to a large extent determined in international markets, primarily in US dollars and Euros. Foreign currency risk is partly mitigated by the generation of sales revenue, the purchase of raw materials and other operating costs being denominated in the same currencies. Although it has done so on occasions in the past, and may decide to do so in the future, the Company does not generally enter into foreign currency derivatives in relation to its operating cash flows. At December 31, 2018, and December 31, 2017, the Company was not party to any foreign currency forward contracts.

In February 2017, the Company completed a restructuring of its finances which included the issue of $350,000 thousand of senior notes due 2022 (see Note 18) and the repayment of certain existing indebtedness denominated in a number of currencies across its subsidiaries. The Company is exposed to foreign exchange risk as the interest and principal of the Notes is payable in US dollars, whereas its operations principally generate a combination of US dollar and Euro cash flows. Following approval by the Board, the Company entered into a cross currency interest rate swap to exchange 55% of the principal and interest payments in US dollars for principal and interest payments in Euros (see Note 19). The Company has designated a proportion of the cross currency swap as a cash flow hedge (see Note 19), with the remainder accounted for at fair value through profit or loss.

Interest rate risk

Ferroglobe is exposed to interest rate risk in respect of its financial liabilities that bear interest at floating rates. These primarily comprise credit facilities (see Note 16) and obligations under finance leases related to hydroelectrical installations (see Note 17).

During the year ended December 31, 2018 and 2017, the Company did not enter into any interest rate derivatives in relation to its interest bearing credit facilities. At December 31, 2018, the Company had drawn down $135,919 thousand under its credit facilities (2017: nil).

Prior to the Business Combination, the Company entered into interest rate swaps to fix the interest payable in respect of its obligations under finance leases until 2022.  Details of the interest rate derivative financial instruments at December 31, 2017 and 2016 are included in Note 19 to these consolidated financial statements.

b) Credit risk

Credit risk refers to the risk that a customer or counterparty will default on its contractual obligations resulting in financial loss. The Company’s main credit risk exposure related to financial assets is set out in Note 10 and includes trade receivables, other receivables and other financial assets.

Trade receivables consist of a large number of customers, spread across diverse industries and geographical areas. The Company has established policies, procedures and controls relating to customer credit risk management. Ongoing credit evaluation is performed on the financial condition of accounts receivable and, where appropriate, the Company insures its trade receivables with reputable credit insurance companies.

Since August 2017, the Company has sold substantially all of the trade receivables generated by its subsidiaries in the United States, Canada, Spain and France to an accounts receivable securitization program (see Note 10). This has enabled it to monetize these assets earlier than it did previously and significantly reduce working capital.

c) Liquidity risk

The purpose of the Company’s liquidity and financing policy is to ensure that the Company keeps sufficient funds available to meet its financial obligations as they fall due. The Company’s main sources of financing are as follows:

•

$350,000 thousand aggregate principal amount of 9.375% Senior Notes due March 1, 2022 (the “Notes”). The proceeds from the Notes, issued by Ferroglobe and Globe (together, the “Issuers”) on February 15, 2017, were primarily used to repay certain existing indebtedness of the Parent Company and its subsidiaries. Interest is payable semi-annually on March 1 and September 1 of each year. If Ferroglobe experiences a change of control, the Company is required to offer to redeem the Notes at 101% of their principal amount (further information below).

•

$200,000 thousand Revolving Credit Facility. Loans under the Revolving Credit Facility may be borrowed, repaid and reborrowed until the maturity of the facility in February 2021. Borrowings are available to be used to provide for the working capital and general corporate requirements of the Parent Company and its subsidiaries (including permitted acquisitions and permitted capital expenditures). At December 31, 2018 $139,325 thousand was utilized, including letters of credit (2017: nil) (see Note 30).

•

Hydroelectric finance lease. In May 2012, the Company entered into a sale and leaseback agreement with respect to certain hydroelectric assets in Spain. The lease payments are due in 120 installments from May 2012 to maturity in May 2022 (see Note 17).

The Indenture governing the Company’s Notes includes change of control provisions that would require the Company to offer to redeem the outstanding Notes at a purchase price in cash equal to 101% of the principal amount of the notes, plus any accrued and unpaid interest in the event of a change of control.  A change in control is defined in the Indenture as the occurrence of any of the following:

1.

If the Company becomes aware, that any person or group, other than one of the Permitted Holders (which is defined as Grupo Villar Mir (GVM), Alan Kestenbaum or members of senior management) or affiliates of those Permitted Holders, directly or indirectly controls 35% or more of the Company’s voting stock and the aggregate voting stock of the Permitted Holders is the same or a lesser percentage;

2.	If the Company sells or otherwise disposes of all or substantially all of its assets;
3.	If the Company ceases to hold directly or indirectly 100% of the capital stock of Globe; or
4.	If the shareholders or the Company or the U.S. subsidiary approve the liquidation or dissolution of either the Company or Globe.

GVM currently owns approximately 54% of the Company’s voting stock and it is the Company’s understanding that a significant majority of GVM’s shares in the Company are pledged as collateral for GVM’s obligations to certain of its lenders (“GVM Lenders”). An enforcement by the GVM Lenders of their security over GVM’s shares will not automatically give rise to a change of control. There are contractual provisions in place that limit the likelihood of a change of control arising as a result of any such enforcement. These include a limitation on the number of shares that a GVM Lender is entitled to hold (individually or as a part of a group) to no more than 19% of the Company’s outstanding shares and a prohibition on the sale of shares by or on behalf of the GVM Lenders to any purchaser other than one who is believed to be a passive investor who would, following the acquisition, own no more than 15% of the Company’s outstanding share capital.

A change of control may occur if a person other than a Permitted Holder were to acquire 35% or more of the Company’s outstanding shares at a time when the Permitted Holders held an equal or lesser percentage. So long as GVM maintains its current shareholding, that cannot occur. The position would be less clear following an enforcement and sale of shares by the GVM Lenders to a number of purchasers (per the terms above), as the contractual restrictions on share holdings then may cease to apply. Even so, building a significant stake in the Company would impose disclosure obligations on such a purchaser and is unlikely to occur on an unforeseen or precipitate basis.

Based on our review of the provisions cited above, the Company has concluded that a change of control as defined in the Indenture is unlikely to occur and, accordingly, that the requirement to offer to redeem the Notes at the above-referenced premium is unlikely.  Even if such unlikely developments were to occur, the Company believes it would have access to the credit markets and could utilize other cash generating initiatives, such as permitted divestitures of non-core assets, in order to meet its obligation to offer to redeem the Notes and fulfill such redemption on a timely basis.

Further, on February 22, 2019, the Company amended its Revolving Credit Facility to afford the Company additional flexibility under its financial maintenance covenants during an interim period beginning with the first quarter of 2019 and continuing through the first quarter of 2020.

The Company is committed to continuing to enhance its liquidity and capital structure and is looking at alternative financing arrangements and further non-core asset divestitures.

Quantitative information

i.	Interest rate risk:

At December 31, the Company’s interest-bearing financial liabilities were as follows:

	2018
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	141,012	141,012
Obligations under finance leases	—	66,471	66,471
Debt instruments	352,595	—	352,595
Other financial liabilities (*)	61,849	—	61,849
	414,444	207,483	621,927

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

	2017
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	1,003	1,003
Obligations under finance leases	—	82,633	82,633
Debt instruments	350,270	—	350,270
Other financial liabilities (*)	86,238	13,153	99,391
	436,508	96,789	533,297

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

In respect of the above financial liabilities, at December 31, 2018, the Company had floating to fixed interest rate swaps in place covering 31% of its exposure to floating interest rates (2017: 83%).

Analysis of sensitivity to interest rates

At December 31, 2018, an increase of 1% in interest rates would have given rise to additional borrowing costs of $1,425 thousand (2017: $161 thousand).

ii.	Foreign currency risk:

Notes and cross currency swap

The Parent Company is exposed to exchange rate fluctuations as it has a Euro functional currency and future commitments to pay interest and principal in US dollars in respect of its outstanding debt instruments of $150,000 thousand (see Note 18). To manage this foreign currency risk, the Parent Company has entered into a cross currency swap and designated a portion of this as an effective cash flow hedge of the future interest and principal amounts due on its debt instruments. As discussed in Note 19, the notional amount of the cross currency swap exceeds the principal amount of the Parent Company’s debt instruments by $42,500 thousand and therefore a portion of the cross currency swap is not designated as a hedge and is accounted for at fair value through profit or loss. The Company has performed a sensitivity analysis that indicates that if the Euro was to strengthen (weaken) against the US Dollar by 10% it would record a loss (gain) of $4,615 thousand in respect of the portion of the cross currency swap accounted for at fair value through profit or loss (2017: $5,831 thousand).

Foreign currency swaps in relation to trade receivables and trade payables

At December 31, 2018 and 2017, the Company has no foreign currency swaps in place in respect of foreign currency accounts receivable and accounts payable.

iii.	Liquidity risk:

The table below summarizes the maturity profile of the Company’s financial liabilities at December 31, 2017, based on contractual undiscounted payments. The table includes both interest and principal cash flows. The cash flows for debt instruments assume that principal of the Notes is repaid at maturity in March 2022 (see Note 18).

	2018
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	8,191	—	132,821	—	141,012
Finance leases	12,999	13,817	39,655	—	66,471
Debt instruments	32,813	32,813	399,219	—	464,845
Financial loans from government agencies	58,758	6,996	1,822	507	68,083
Derivative financial instruments	(491)	(939)	7,559	—	6,129
Payables to related parties	11,128	—	—	—	11,128
Payable to non-current asset suppliers	11,648	99	—	—	11,747
Contingent consideration	3,103	6,193	18,530	12,758	40,584
Trade and other payables	256,823	—	—	—	256,823
	394,972	58,979	599,606	13,265	1,066,822

	2017
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	1,003	—	—	—	1,003
Finance leases	15,379	15,504	58,225	—	89,108
Debt instruments	32,813	32,813	432,031	—	497,656
Financial loans from government agencies	88,127	2,362	2,349	1,056	93,894
Derivative financial instruments	595	203	18,108	—	18,906
Payables to related parties	12,973	—	—	—	12,973
Payable to non-current asset suppliers	5,411	—	—	—	5,411
Trade and other payables	192,859	—	—	—	192,859
	349,160	50,882	510,713	1,056	911,810

The amounts disclosed in the table above for derivative financial instruments are the net undiscounted cash flows. The following table shows the gross inflows and outflows and the corresponding reconciliation of those amounts to the net carrying value of the derivatives.

	2018
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Inflows	18,047	18,047	219,570		255,664
Outflows	(17,556)	(17,108)	(227,129)		(261,793)
Net cash flow	491	939	(7,559)	—	(6,129)

Discounted at the applicable interbank rates	82	52	(23,597)	—	(23,463)

	2017
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Inflows	18,198	17,996	237,526	—	273,720
Outflows	(18,793)	(18,199)	(255,634)	—	(292,626)
Net cash flow	(595)	(203)	(18,108)	—	(18,906)

Discounted at the applicable interbank rates	(995)	(985)	(36,060)	—	(38,040)

Changes in liabilities arising from financing activities

The changes in liabilities arising from financing activities during the year ended December 31, 2018 and 2017 were as follows:

	January 1, 2018	Reclassification of business held for sale (*)	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Other changes	December 31, 2017
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	1,003	—	140,781	(772)	—	—	141,012
Obligations under finance leases	82,633	—	(12,948)	(3,214)	—	—	66,471
Debt instruments	350,270	—	—	—	—	2,324	352,594
Financial loans from government agencies (Note 19)	99,391	—	(33,096)	(4,446)	—	—	61,849
Derivative financial instruments (Note 19)	38,040	—	—	(1,677)	(12,841)	(59)	23,463
Total liabilities from financing activities	571,337	—	94,737	(10,109)	(12,841)	2,265	645,389
Dividends paid			(20,642)
Proceeds from stock option exercises			240
Other amounts paid due to financing activities			(932)
Payments to acquire or redeem own shares			(20,100)
Net cash (used) by financing activities			53,303

	January 1, 2017	Reclassification of business held for sale (*)	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Other changes	December 31, 2017
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	421,291	—	(426,641)	1,916	—	4,437	1,003
Obligations under finance leases	5,237	81,383	(14,610)	10,623	—	—	82,633
Debt instruments	—	—	337,383	—	—	12,887	350,270
Financial loans from government agencies (Note 19)	87,360	—	—	12,031	—	—	99,391
Derivative financial instruments (Note 19)	699	5,576	—	1,971	31,614	(1,820)	38,040
Total liabilities from financing activities	514,587	86,959	(103,868)	26,541	31,614	15,504	571,337
Proceeds from stock option exercises			180
Other amounts paid due to financing activities			(9,709)
Net cash (used) by financing activities			(113,397)

(1)

(*)  Liabilities associated with the Spanish energy business were separately presented in the consolidated statement of financial position at December 31, 2016, as part of a disposal group held for sale. The business ceased to be classified as held for sale during the year ended December 31, 2017 (see Note 29).